Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Nonaccrual and Past Due Financing Receivables) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	¥ 57,325	¥ 76,254
Total Financing Receivables	3,729,978	3,636,603
Non-Accrual	55,368	68,895
Direct Financing Leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	19,013	21,515
Total Financing Receivables	1,190,136	1,216,454
Non-Accrual	12,556	15,373
Direct Financing Leases | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	8,418	12,170
Total Financing Receivables	839,125	829,885
Non-Accrual	7,918	10,293
Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	10,595	9,345
Total Financing Receivables	351,011	386,569
Non-Accrual	4,638	5,080
Consumer borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	16,350	13,054
Total Financing Receivables	1,461,982	1,330,353
Non-Accrual	11,348	9,825
Consumer borrowers | Consumer - Housing loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	6,718	8,175
Total Financing Receivables	1,138,054	1,059,786
Non-Accrual	4,435	6,503
Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	1,606	1,906
Total Financing Receivables	260,533	243,225
Non-Accrual	1,103	1,202
Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	8,026	2,973
Total Financing Receivables	63,395	27,342
Non-Accrual	5,810	2,120
Corporate borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	21,962	41,685
Total Financing Receivables	1,077,860	1,089,796
Non-Accrual	31,464	43,697
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	4,776	4,975
Total Financing Receivables	19,951	41,535
Non-Accrual	4,776	4,975
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,770	16,485
Total Financing Receivables	61,260	83,233
Non-Accrual	5,924	14,716
Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,771	8,403
Total Financing Receivables	270,170	256,600
Non-Accrual	2,727	8,730
Corporate borrowers | Other-Entertainment industry
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	145	571
Total Financing Receivables	101,281	106,173
Non-Accrual	145	571
Corporate borrowers | Other Corporate Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	11,500	11,251
Total Financing Receivables	625,198	602,255
Non-Accrual	17,892	14,705
30 To 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	14,477	17,362
30 To 89 Days Past Due | Direct Financing Leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	6,457	6,142
30 To 89 Days Past Due | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	500	1,877
30 To 89 Days Past Due | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	5,957	4,265
30 To 89 Days Past Due | Consumer borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	5,002	3,229
30 To 89 Days Past Due | Consumer borrowers | Consumer - Housing loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,283	1,672
30 To 89 Days Past Due | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	503	704
30 To 89 Days Past Due | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,216	853
30 To 89 Days Past Due | Corporate borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	3,018	7,991
30 To 89 Days Past Due | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0	0
30 To 89 Days Past Due | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,370	6,639
30 To 89 Days Past Due | Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	44	37
30 To 89 Days Past Due | Corporate borrowers | Other-Entertainment industry
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0	0
30 To 89 Days Past Due | Corporate borrowers | Other Corporate Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	604	1,315
90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	42,848	58,892
90 Days or More Past Due | Direct Financing Leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	12,556	15,373
90 Days or More Past Due | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	7,918	10,293
90 Days or More Past Due | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	4,638	5,080
90 Days or More Past Due | Consumer borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	11,348	9,825
90 Days or More Past Due | Consumer borrowers | Consumer - Housing loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	4,435	6,503
90 Days or More Past Due | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	1,103	1,202
90 Days or More Past Due | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	5,810	2,120
90 Days or More Past Due | Corporate borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	18,944	33,694
90 Days or More Past Due | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	4,776	4,975
90 Days or More Past Due | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	400	9,846
90 Days or More Past Due | Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,727	8,366
90 Days or More Past Due | Corporate borrowers | Other-Entertainment industry
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	145	571
90 Days or More Past Due | Corporate borrowers | Other Corporate Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	¥ 10,896	¥ 9,936